Long-Term Debt And Lines Of Credit (Debt Outstanding) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total	$ 147,500
Current portion of term loan and revolving loan	(6,250)	(183,564)
Long-term debt	141,250
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total	50,000
Medium-term Notes [Member]
Debt Instrument [Line Items]
Total	$ 97,500